Basis of Accounting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Apr. 01, 2022 CAD ($)	Mar. 28, 2022 USD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Name of ultimate parent of group	mCloud
Date of authorisation for issue of financial statements	Apr. 29, 2022
Net loss for the year	$ 44,699,313	$ 34,860,963	$ 27,894,834
Net cash used in operating activities	(28,329,771)	(24,855,800)	$ (15,988,223)
Working capital deficit	42,108,177
Current borrowings	3,460,109	976,779
Trade and other current payables	12,421,309	12,924,256
Current lease liabilities	410,674	$ 835,472
Short-term borrowings [member] | Events After Reporting Period [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notional amount				$ 5,000,000
Promissory Note [Member] | Events After Reporting Period [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notional amount					$ 15,000,000
Not later than one year [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Trade and other current payables	12,421,309
Current lease liabilities	1,000,000
Not later than one year [member] | Two Thousand And Nineteen Convertible Debentures [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Current borrowings	23,457,500
Not later than one year [member] | Short-term borrowings [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Current borrowings	$ 11,763,697